Related party disclosures - Additional Information (Detail)	6 Months Ended
Jun. 30, 2022 shares
Key Management Personnel And Board Of Directors [Member] | Service Options [Member]
Disclosure of transactions between related parties [line items]
Related Party Transaction Options Granted	340,000